Document and Entity Information	0 Months Ended
Mar. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Mar. 01, 2013
Registrant Name	FPA PERENNIAL FUND INC
Central Index Key	0000732041
Amendment Flag	false
Document Creation Date	Mar. 01, 2013
Document Effective Date	Mar. 01, 2013
Prospectus Date	Apr. 30, 2012
FPA Perennial Fund, Inc. | FPA Perennial Fund, Inc. | FPA Perennial Fund, Inc.
Risk/Return:
Trading Symbol	fppfx